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Anchor National Life Insurance Company

1 SunAmerica Center
Century City
Los Angeles, CA 90067-6022
310-772-6000

Mailing Address:                                  [LOGO]  Anchor National
P.O. Box 54197                                            A SunAmerica Company
Los Angeles, CA 90054-0197


VIA EDGAR
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February 4, 1998

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Anchor ICAP II -- Variable Annuity Account One of
        Anchor National Life Insurance Company
        File Nos. 33-32569 and 811-4296

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that the Prospectus and Statement of Additional Information that would have been filed on behalf of the Registrant pursuant to Rule 497(c) upon the effectiveness of Post Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-4 (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 30, 1998, with an effective date of February 2, 1998.

        Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6062.


Very truly yours,

/s/ BERNADETTE NIETO

Bernadette Nieto
Staff Counsel